Advances to Suppliers (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Schedule of advances to suppliers
Intelligent logistics system deposit	$ 10,000
Freight fees		29,960	$ 2,192,910
Other	4,611	24,930
Total advances to suppliers-third parties	$ 14,611	$ 54,890	$ 2,192,910